Note 6 - Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Liabilities (Details) - Recurring fair value measurement [member] - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	$ 0	$ 0
Financial liabilities, amortized cost	0	0
Level 1 of fair value hierarchy [member] | The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0	0
Level 1 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 1 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0	0
Financial liabilities, amortized cost	0	0
Level 2 of fair value hierarchy [member] | The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0	0
Level 2 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 2 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	146,000	287,000
Financial liabilities, amortized cost	5,311	5,537,000
Level 3 of fair value hierarchy [member] | The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Financial liabilities, fair value	146,000	287,000
Level 3 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	4,687	4,800,000
Level 3 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	$ 624,000	$ 737,000